Revenues and geographic information (Details 3) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of operating segments [line items]
Net sales to third parties	$ 14,054	$ 12,512	$ 27,287	$ 24,341
Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	12.00%		12.00%
Net sales, change in %, cc	11.00%		13.00%
Top 20 products [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 11,584		$ 22,421
Top 20 products [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	16.00%		16.00%
Net sales, change in %, cc	14.00%		17.00%
Rest of portfolio [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 2,470		$ 4,866
Rest of portfolio [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(1.00%)		(3.00%)
Net sales, change in %, cc	(1.00%)		(1.00%)
Cardiovascular, renal and metabolic [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 2,655	2,080	$ 5,173	4,110
Cardiovascular, renal and metabolic [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	28.00%		26.00%
Net sales, change in %, cc	26.00%		26.00%
Cardiovascular, renal and metabolic [member] | Entresto [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 2,357	1,898	$ 4,618	3,777
Cardiovascular, renal and metabolic [member] | Entresto [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	24.00%		22.00%
Net sales, change in %, cc	22.00%		22.00%
Cardiovascular, renal and metabolic [member] | Leqvio [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 298	182	$ 555	333
Cardiovascular, renal and metabolic [member] | Leqvio [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	64.00%		67.00%
Net sales, change in %, cc	61.00%		66.00%
Cardiovascular, renal and metabolic [member] | Top 20 products [member] | Entresto [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 2,357		$ 4,618
Cardiovascular, renal and metabolic [member] | Top 20 products [member] | Entresto [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	24.00%		22.00%
Net sales, change in %, cc	22.00%		22.00%
Cardiovascular, renal and metabolic [member] | Top 20 products [member] | Leqvio [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 298		$ 555
Cardiovascular, renal and metabolic [member] | Top 20 products [member] | Leqvio [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	64.00%		67.00%
Net sales, change in %, cc	61.00%		66.00%
Immunology [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 2,549	2,321	$ 4,958	4,402
Immunology [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	10.00%		13.00%
Net sales, change in %, cc	9.00%		13.00%
Immunology [member] | Cosentyx [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,629	1,526	$ 3,163	2,852
Immunology [member] | Cosentyx [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	7.00%		11.00%
Net sales, change in %, cc	6.00%		11.00%
Immunology [member] | Xolair [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 443	427	$ 899	826
Immunology [member] | Xolair [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	4.00%		9.00%
Net sales, change in %, cc	2.00%		10.00%
Immunology [member] | Ilaris [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 477	368	$ 896	724
Immunology [member] | Ilaris [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	30.00%		24.00%
Net sales, change in %, cc	27.00%		24.00%
Immunology [member] | Top 20 products [member] | Cosentyx [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,629		$ 3,163
Immunology [member] | Top 20 products [member] | Cosentyx [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	7.00%		11.00%
Net sales, change in %, cc	6.00%		11.00%
Immunology [member] | Top 20 products [member] | Xolair [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 443		$ 899
Immunology [member] | Top 20 products [member] | Xolair [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	4.00%		9.00%
Net sales, change in %, cc	2.00%		10.00%
Immunology [member] | Top 20 products [member] | Ilaris [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 477		$ 896
Immunology [member] | Top 20 products [member] | Ilaris [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	30.00%		24.00%
Net sales, change in %, cc	27.00%		24.00%
Neuroscience [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,457	1,225	$ 2,759	2,233
Neuroscience [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	19.00%		24.00%
Net sales, change in %, cc	17.00%		23.00%
Neuroscience [member] | Kesimpta [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,077	799	$ 1,976	1,436
Neuroscience [member] | Kesimpta [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	35.00%		38.00%
Net sales, change in %, cc	33.00%		38.00%
Neuroscience [member] | Zolgensma [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 297	349	$ 624	644
Neuroscience [member] | Zolgensma [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(15.00%)		(3.00%)
Net sales, change in %, cc	(17.00%)		(3.00%)
Neuroscience [member] | Aimovig [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 83	77	$ 159	153
Neuroscience [member] | Aimovig [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	8.00%		4.00%
Net sales, change in %, cc	3.00%		3.00%
Neuroscience [member] | Top 20 products [member] | Kesimpta [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,077		$ 1,976
Neuroscience [member] | Top 20 products [member] | Kesimpta [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	35.00%		38.00%
Net sales, change in %, cc	33.00%		38.00%
Neuroscience [member] | Top 20 products [member] | Zolgensma [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 297		$ 624
Neuroscience [member] | Top 20 products [member] | Zolgensma [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(15.00%)		(3.00%)
Net sales, change in %, cc	(17.00%)		(3.00%)
Oncology [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 4,293	3,527	$ 8,199	6,751
Oncology [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	22.00%		21.00%
Net sales, change in %, cc	20.00%		22.00%
Oncology [member] | Kisqali [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,177	717	$ 2,133	1,344
Oncology [member] | Kisqali [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	64.00%		59.00%
Net sales, change in %, cc	64.00%		60.00%
Oncology [member] | Tafinlar + Mekinist [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 573	523	$ 1,125	997
Oncology [member] | Tafinlar + Mekinist [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	10.00%		13.00%
Net sales, change in %, cc	7.00%		13.00%
Oncology [member] | Promacta/Revolade [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 502	544	$ 1,048	1,064
Oncology [member] | Promacta/Revolade [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(8.00%)		(2.00%)
Net sales, change in %, cc	(9.00%)		(1.00%)
Oncology [member] | Jakavi [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 524	471	$ 1,016	949
Oncology [member] | Jakavi [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	11.00%		7.00%
Net sales, change in %, cc	8.00%		8.00%
Oncology [member] | Pluvicto [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 454	345	$ 825	655
Oncology [member] | Pluvicto [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	32.00%		26.00%
Net sales, change in %, cc	30.00%		26.00%
Oncology [member] | Tasigna [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 327	446	$ 704	841
Oncology [member] | Tasigna [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(27.00%)		(16.00%)
Net sales, change in %, cc	(27.00%)		(15.00%)
Oncology [member] | Scemblix [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 298	164	$ 536	300
Oncology [member] | Scemblix [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	82.00%		79.00%
Net sales, change in %, cc	79.00%		78.00%
Oncology [member] | Lutathera [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 207	175	$ 400	344
Oncology [member] | Lutathera [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	18.00%		16.00%
Net sales, change in %, cc	17.00%		16.00%
Oncology [member] | Piqray/Vijoice [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 111	120	$ 211	229
Oncology [member] | Piqray/Vijoice [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(8.00%)		(8.00%)
Net sales, change in %, cc	(8.00%)		(8.00%)
Oncology [member] | Fabhalta [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 120	22	$ 201	28
Oncology [member] | Top 20 products [member] | Kisqali [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,177		$ 2,133
Oncology [member] | Top 20 products [member] | Kisqali [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	64.00%		59.00%
Net sales, change in %, cc	64.00%		60.00%
Oncology [member] | Top 20 products [member] | Tafinlar + Mekinist [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 573		$ 1,125
Oncology [member] | Top 20 products [member] | Tafinlar + Mekinist [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	10.00%		13.00%
Net sales, change in %, cc	7.00%		13.00%
Oncology [member] | Top 20 products [member] | Promacta/Revolade [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 502		$ 1,048
Oncology [member] | Top 20 products [member] | Promacta/Revolade [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(8.00%)		(2.00%)
Net sales, change in %, cc	(9.00%)		(1.00%)
Oncology [member] | Top 20 products [member] | Jakavi [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 524		$ 1,016
Oncology [member] | Top 20 products [member] | Jakavi [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	11.00%		7.00%
Net sales, change in %, cc	8.00%		8.00%
Oncology [member] | Top 20 products [member] | Pluvicto [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 454		$ 825
Oncology [member] | Top 20 products [member] | Pluvicto [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	32.00%		26.00%
Net sales, change in %, cc	30.00%		26.00%
Oncology [member] | Top 20 products [member] | Tasigna [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 327		$ 704
Oncology [member] | Top 20 products [member] | Tasigna [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(27.00%)		(16.00%)
Net sales, change in %, cc	(27.00%)		(15.00%)
Oncology [member] | Top 20 products [member] | Scemblix [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 298		$ 536
Oncology [member] | Top 20 products [member] | Scemblix [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	82.00%		79.00%
Net sales, change in %, cc	79.00%		78.00%
Oncology [member] | Top 20 products [member] | Lutathera [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 207		$ 400
Oncology [member] | Top 20 products [member] | Lutathera [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	18.00%		16.00%
Net sales, change in %, cc	17.00%		16.00%
Established Brands [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 3,100	3,359	$ 6,198	6,845
Established Brands [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(8.00%)		(9.00%)
Net sales, change in %, cc	(8.00%)		(8.00%)
Established Brands [member] | Sandostatin Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 303	313	$ 620	668
Established Brands [member] | Sandostatin Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(3.00%)		(7.00%)
Net sales, change in %, cc	(3.00%)		(6.00%)
Established Brands [member] | Exforge Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 191	178	$ 370	370
Established Brands [member] | Exforge Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	7.00%		0.00%
Net sales, change in %, cc	7.00%		3.00%
Established Brands [member] | Lucentis [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 173	275	$ 362	589
Established Brands [member] | Lucentis [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(37.00%)		(39.00%)
Net sales, change in %, cc	(39.00%)		(38.00%)
Established Brands [member] | Diovan Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 154	160	$ 304	300
Established Brands [member] | Diovan Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(4.00%)		1.00%
Net sales, change in %, cc	(4.00%)		3.00%
Established Brands [member] | Galvus Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 123	150	$ 247	299
Established Brands [member] | Galvus Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(18.00%)		(17.00%)
Net sales, change in %, cc	(17.00%)		(14.00%)
Established Brands [member] | Kymriah [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 99	113	$ 199	233
Established Brands [member] | Kymriah [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(12.00%)		(15.00%)
Net sales, change in %, cc	(14.00%)		(15.00%)
Established Brands [member] | Contract manufacturing [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 276	271	$ 619	550
Established Brands [member] | Contract manufacturing [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	2.00%		13.00%
Net sales, change in %, cc	(3.00%)		12.00%
Established Brands [member] | Other [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,781	1,899	$ 3,477	3,836
Established Brands [member] | Other [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(6.00%)		(9.00%)
Net sales, change in %, cc	(5.00%)		(7.00%)
Established Brands [member] | Top 20 products [member] | Sandostatin Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 303		$ 620
Established Brands [member] | Top 20 products [member] | Sandostatin Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(3.00%)		(7.00%)
Net sales, change in %, cc	(3.00%)		(6.00%)
Established Brands [member] | Top 20 products [member] | Exforge Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 191		$ 370
Established Brands [member] | Top 20 products [member] | Exforge Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	7.00%		0.00%
Net sales, change in %, cc	7.00%		3.00%
Established Brands [member] | Top 20 products [member] | Lucentis [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 173		$ 362
Established Brands [member] | Top 20 products [member] | Lucentis [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(37.00%)		(39.00%)
Net sales, change in %, cc	(39.00%)		(38.00%)
Established Brands [member] | Top 20 products [member] | Diovan Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 154		$ 304
Established Brands [member] | Top 20 products [member] | Diovan Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(4.00%)		1.00%
Net sales, change in %, cc	(4.00%)		3.00%
Established Brands [member] | Top 20 products [member] | Galvus Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 123		$ 247
Established Brands [member] | Top 20 products [member] | Galvus Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(18.00%)		(17.00%)
Net sales, change in %, cc	(17.00%)		(14.00%)
US
Disclosure of operating segments [line items]
Net sales to third parties	$ 6,249	$ 5,146	$ 11,961	$ 9,734
US | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	21.00%		23.00%
Net sales, change in %, cc	21.00%		23.00%
US | Top 20 products [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 5,630		$ 10,746
US | Top 20 products [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	22.00%		24.00%
US | Rest of portfolio [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 619		$ 1,215
US | Rest of portfolio [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	13.00%		11.00%
US | Cardiovascular, renal and metabolic [member] | Top 20 products [member] | Entresto [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,223		$ 2,392
US | Cardiovascular, renal and metabolic [member] | Top 20 products [member] | Entresto [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	29.00%		26.00%
US | Cardiovascular, renal and metabolic [member] | Top 20 products [member] | Leqvio [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 138		$ 265
US | Cardiovascular, renal and metabolic [member] | Top 20 products [member] | Leqvio [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	47.00%		58.00%
US | Immunology [member] | Top 20 products [member] | Cosentyx [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 921		$ 1,736
US | Immunology [member] | Top 20 products [member] | Cosentyx [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	6.00%		14.00%
US | Immunology [member] | Top 20 products [member] | Ilaris [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 260		$ 478
US | Immunology [member] | Top 20 products [member] | Ilaris [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	34.00%		33.00%
US | Neuroscience [member] | Top 20 products [member] | Kesimpta [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 713		$ 1,300
US | Neuroscience [member] | Top 20 products [member] | Kesimpta [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	28.00%		34.00%
US | Neuroscience [member] | Top 20 products [member] | Zolgensma [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 96		$ 225
US | Neuroscience [member] | Top 20 products [member] | Zolgensma [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(28.00%)		(5.00%)
US | Oncology [member] | Top 20 products [member] | Kisqali [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 750		$ 1,336
US | Oncology [member] | Top 20 products [member] | Kisqali [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	100.00%		94.00%
US | Oncology [member] | Top 20 products [member] | Tafinlar + Mekinist [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 246		$ 454
US | Oncology [member] | Top 20 products [member] | Tafinlar + Mekinist [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	22.00%		18.00%
US | Oncology [member] | Top 20 products [member] | Promacta/Revolade [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 227		$ 515
US | Oncology [member] | Top 20 products [member] | Promacta/Revolade [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(20.00%)		(6.00%)
US | Oncology [member] | Top 20 products [member] | Pluvicto [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 358		$ 645
US | Oncology [member] | Top 20 products [member] | Pluvicto [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	21.00%		12.00%
US | Oncology [member] | Top 20 products [member] | Tasigna [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 162		$ 359
US | Oncology [member] | Top 20 products [member] | Tasigna [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(30.00%)		(11.00%)
US | Oncology [member] | Top 20 products [member] | Scemblix [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 191		$ 345
US | Oncology [member] | Top 20 products [member] | Scemblix [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	82.00%		79.00%
US | Oncology [member] | Top 20 products [member] | Lutathera [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 150		$ 289
US | Oncology [member] | Top 20 products [member] | Lutathera [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	21.00%		20.00%
US | Established Brands [member] | Top 20 products [member] | Sandostatin Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 187		$ 384
US | Established Brands [member] | Top 20 products [member] | Sandostatin Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	0.00%		(10.00%)
US | Established Brands [member] | Top 20 products [member] | Exforge Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1		$ 3
US | Established Brands [member] | Top 20 products [member] | Exforge Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	0.00%		(40.00%)
US | Established Brands [member] | Top 20 products [member] | Diovan Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 7		$ 20
US | Established Brands [member] | Top 20 products [member] | Diovan Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	17.00%		33.00%
Rest of the world [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 7,805		$ 15,326
Rest of the world [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	6.00%		5.00%
Net sales, change in %, cc	4.00%		6.00%
Rest of the world [member] | Top 20 products [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 5,954		$ 11,675
Rest of the world [member] | Top 20 products [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	10.00%		9.00%
Net sales, change in %, cc	7.00%		10.00%
Rest of the world [member] | Rest of portfolio [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,851		$ 3,651
Rest of the world [member] | Rest of portfolio [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(5.00%)		(7.00%)
Net sales, change in %, cc	(5.00%)		(5.00%)
Rest of the world [member] | Cardiovascular, renal and metabolic [member] | Top 20 products [member] | Entresto [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,134		$ 2,226
Rest of the world [member] | Cardiovascular, renal and metabolic [member] | Top 20 products [member] | Entresto [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	19.00%		18.00%
Net sales, change in %, cc	15.00%		18.00%
Rest of the world [member] | Cardiovascular, renal and metabolic [member] | Top 20 products [member] | Leqvio [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 160		$ 290
Rest of the world [member] | Cardiovascular, renal and metabolic [member] | Top 20 products [member] | Leqvio [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	82.00%		76.00%
Net sales, change in %, cc	74.00%		74.00%
Rest of the world [member] | Immunology [member] | Top 20 products [member] | Cosentyx [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 708		$ 1,427
Rest of the world [member] | Immunology [member] | Top 20 products [member] | Cosentyx [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	8.00%		8.00%
Net sales, change in %, cc	6.00%		9.00%
Rest of the world [member] | Immunology [member] | Top 20 products [member] | Xolair [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 443		$ 899
Rest of the world [member] | Immunology [member] | Top 20 products [member] | Xolair [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	4.00%		9.00%
Net sales, change in %, cc	2.00%		10.00%
Rest of the world [member] | Immunology [member] | Top 20 products [member] | Ilaris [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 217		$ 418
Rest of the world [member] | Immunology [member] | Top 20 products [member] | Ilaris [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	25.00%		15.00%
Net sales, change in %, cc	20.00%		15.00%
Rest of the world [member] | Neuroscience [member] | Top 20 products [member] | Kesimpta [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 364		$ 676
Rest of the world [member] | Neuroscience [member] | Top 20 products [member] | Kesimpta [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	49.00%		45.00%
Net sales, change in %, cc	45.00%		45.00%
Rest of the world [member] | Neuroscience [member] | Top 20 products [member] | Zolgensma [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 201		$ 399
Rest of the world [member] | Neuroscience [member] | Top 20 products [member] | Zolgensma [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(7.00%)		(2.00%)
Net sales, change in %, cc	(10.00%)		(2.00%)
Rest of the world [member] | Oncology [member] | Top 20 products [member] | Kisqali [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 427		$ 797
Rest of the world [member] | Oncology [member] | Top 20 products [member] | Kisqali [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	25.00%		21.00%
Net sales, change in %, cc	25.00%		24.00%
Rest of the world [member] | Oncology [member] | Top 20 products [member] | Tafinlar + Mekinist [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 327		$ 671
Rest of the world [member] | Oncology [member] | Top 20 products [member] | Tafinlar + Mekinist [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	2.00%		10.00%
Net sales, change in %, cc	(2.00%)		10.00%
Rest of the world [member] | Oncology [member] | Top 20 products [member] | Promacta/Revolade [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 275		$ 533
Rest of the world [member] | Oncology [member] | Top 20 products [member] | Promacta/Revolade [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	5.00%		3.00%
Net sales, change in %, cc	3.00%		5.00%
Rest of the world [member] | Oncology [member] | Top 20 products [member] | Jakavi [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 524		$ 1,016
Rest of the world [member] | Oncology [member] | Top 20 products [member] | Jakavi [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	11.00%		7.00%
Net sales, change in %, cc	8.00%		8.00%
Rest of the world [member] | Oncology [member] | Top 20 products [member] | Pluvicto [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 96		$ 180
Rest of the world [member] | Oncology [member] | Top 20 products [member] | Pluvicto [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	92.00%		128.00%
Net sales, change in %, cc	80.00%		125.00%
Rest of the world [member] | Oncology [member] | Top 20 products [member] | Tasigna [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 165		$ 345
Rest of the world [member] | Oncology [member] | Top 20 products [member] | Tasigna [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(24.00%)		(21.00%)
Net sales, change in %, cc	(25.00%)		(19.00%)
Rest of the world [member] | Oncology [member] | Top 20 products [member] | Scemblix [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 107		$ 191
Rest of the world [member] | Oncology [member] | Top 20 products [member] | Scemblix [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	81.00%		79.00%
Net sales, change in %, cc	76.00%		77.00%
Rest of the world [member] | Oncology [member] | Top 20 products [member] | Lutathera [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 57		$ 111
Rest of the world [member] | Oncology [member] | Top 20 products [member] | Lutathera [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	12.00%		8.00%
Net sales, change in %, cc	6.00%		6.00%
Rest of the world [member] | Established Brands [member] | Top 20 products [member] | Sandostatin Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 116		$ 236
Rest of the world [member] | Established Brands [member] | Top 20 products [member] | Sandostatin Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(8.00%)		(2.00%)
Net sales, change in %, cc	(8.00%)		0.00%
Rest of the world [member] | Established Brands [member] | Top 20 products [member] | Exforge Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 190		$ 367
Rest of the world [member] | Established Brands [member] | Top 20 products [member] | Exforge Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	7.00%		1.00%
Net sales, change in %, cc	8.00%		4.00%
Rest of the world [member] | Established Brands [member] | Top 20 products [member] | Lucentis [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 173		$ 362
Rest of the world [member] | Established Brands [member] | Top 20 products [member] | Lucentis [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(37.00%)		(39.00%)
Net sales, change in %, cc	(39.00%)		(38.00%)
Rest of the world [member] | Established Brands [member] | Top 20 products [member] | Diovan Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 147		$ 284
Rest of the world [member] | Established Brands [member] | Top 20 products [member] | Diovan Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(5.00%)		0.00%
Net sales, change in %, cc	(6.00%)		1.00%
Rest of the world [member] | Established Brands [member] | Top 20 products [member] | Galvus Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 123		$ 247
Rest of the world [member] | Established Brands [member] | Top 20 products [member] | Galvus Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(18.00%)		(17.00%)
Net sales, change in %, cc	(17.00%)		(14.00%)